Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	7,000,000	7,000,000	7,000,000
Preferred stock, shares issued (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding (in shares)	1,000,000	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	18,205,060	18,205,060	15,160,014
Common stock, shares outstanding (in shares)	18,205,060	18,205,060	15,160,014